Average Annual Total Returns{- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - 01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Service PRO-08 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Service Class AMT - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.31%	0.58%	0.30%